Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
21.
COMMITMENTS AND CONTINGENCIES

Cloud service purchase commitment

As of December 31, 2023, the Company has outstanding purchase commitments in relation to cloud services consisting of the following:

	RMB	US$
	(in thousands)
As of December 31, 2023	31,295	4,408

Litigation and contingencies

The Group and its operations from time to time are, and in the future may be, parties to or targets of lawsuits, claims, investigations, and proceedings, including but not limited to acts of non-compliance with respect to third-party services and lease contracts, which are handled and defended in the ordinary course of business. The Group may be unable to estimate the reasonably possible loss or a range of reasonably possible losses until developments in such matters have provided sufficient information to support an assessment of the range of possible loss, such as quantification of a damage demand from plaintiffs, discovery from other parties and investigation of factual allegations, rulings by the court on motions or appeals, or the progress of settlement negotiations. The Group accrues a liability for such matters when it is probable that a liability has been incurred and the amount can be reasonably estimated. When a single amount cannot be reasonably estimated but the cost can be estimated within a range, the Company accrues the minimum amount. The Group expenses legal costs, including those expected to be incurred in connection with a loss contingency, as incurred.

21.
COMMITMENTS AND CONTINGENCIES(CONTINUED)

Litigation and contingencies (continued)

In August 2022, the Company and certain of its directors and officers were named as defendants in a securities class action lawsuit filed in the U.S. District Court for the Southern District of New York. The plaintiff in the action asserted non-fraud, strict liability claims under the U.S. Securities Act and alleged material omissions and misrepresentations in the Company’s registration statements on Form F-1 (including all amendments made thereto) and final prospectus (collectively, the “Offering Documents”) issued in connection with the Company’s U.S. listing. As of the issuance date of the consolidated financial statements, this action was voluntarily dismissed on June 22, 2023 and did not result in any adverse rulings against the Company.